Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2019
Other Income and Expenses [Abstract]
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement
The following is a detail of the major income classifications that are included in other income under non-interest
income on the income statement for the year ended December 31:

Other Income	2019	2018	2017

BOLI Insurance	$471	$495	$528
Mortgage Loan Origination Income	320	363	340
Other Income	1,224	290	447

Total Other Income	$2,015	$1,148	$1,315

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement
The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2019	2018	2017
Advertising	$551	$640	$650
Office Supplies	973	975	1,009
Professional fees	1,668	561	515
FDIC and State Assessment	274	350	417
Telephone Expense	501	520	530
Postage and Freight	(49)	567	545
Loan Collection Expense	286	288	472
Other Losses	73	243	463
Debit Card/ATM expense	551	471	413
Travel and Convention	200	207	255
Other expenses	2,402	2,582	2,801

Total Other Expense	$7,430	$7,404	$8,070